UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
December 31, 2022
MFS®  Prudent Investor Fund
FPP-SEM

MFS® Prudent Investor Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy in late-2022 and early-2023 have combined to bolster investor sentiment in recent months. Markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather which has alleviated concerns over potential shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, many investors are mindful that the lagged effects of ongoing policy tightening have yet to work their way through the global economy.
Tighter global financial conditions have been a particular headwind for richly valued growth equities and interest rate-sensitive parts of the economy, such as housing. Over the near term, companies may face a challenging earnings backdrop as they are forced to absorb higher input and labor costs at a time of dwindling pricing power. For fixed income, the rise in interest rates has made bonds more attractive than they have been in years, which may provide balance to an overall portfolio.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
February 15, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities		53.2%	—%	53.2%
Gold Related Investments (f)		1.6%	—%	1.6%
Hedges	MSCI EAFE Index Future - Mar 2023	—%	(1.3)%	(1.3)%
	S&P 500 E-Mini Index Future - Mar 2023	—%	(2.6)%	(2.6)%
	Russell 2000 Index Option Puts	—%	(3.7)%	(3.7)%
	S&P 500 Index Option Puts	—%	(4.0)%	(4.0)%
Net Equity Exposure		54.8%	(11.6)%	43.2%
Debt Instruments, excluding Short-Term Government Securities		16.2%	—%	16.2%
Cash, Cash Equivalents, and Short-Term Government Securities (d)				26.2%
Other (e)				14.4%
Total Net Exposure Summary				100.0%

Portfolio Composition - continued
Top ten holdings (c)
U.S. Treasury Notes, 0.5%, 3/15/2023	3.6%
U.S. Treasury Notes, 1.375%, 9/30/2023	3.6%
U.S. Treasury Notes, 1.375%, 6/30/2023	3.6%
U.S. Treasury Notes, 2.625%, 12/31/2023	3.6%
U.S. Treasury Notes, 2.25%, 3/31/2024	3.5%
LEG Immobilien SE	3.4%
Alphabet, Inc., “A”	3.2%
U.S. Treasury Notes, TIPS, 0.5%, 4/15/2024	3.1%
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2027	2.2%
S&P 500 E-Mini Index Future - Mar 2023	(2.6)%
(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) to gain gold related exposure. Percentages include the direct exposure from investing in ETFs and not the indirect exposure to the underlying holdings.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of December 31, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
July 1, 2022 through December 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/22	Ending Account Value 12/31/22	Expenses Paid During Period (p) 7/01/22-12/31/22
A	Actual	1.24%	$1,000.00	$989.19	$6.22
	Hypothetical (h)	1.24%	$1,000.00	$1,018.95	$6.31
B	Actual	1.99%	$1,000.00	$986.12	$9.96
	Hypothetical (h)	1.99%	$1,000.00	$1,015.17	$10.11
C	Actual	1.99%	$1,000.00	$986.61	$9.96
	Hypothetical (h)	1.99%	$1,000.00	$1,015.17	$10.11
I	Actual	0.99%	$1,000.00	$991.49	$4.97
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R1	Actual	1.99%	$1,000.00	$986.59	$9.96
	Hypothetical (h)	1.99%	$1,000.00	$1,015.17	$10.11
R2	Actual	1.49%	$1,000.00	$988.47	$7.47
	Hypothetical (h)	1.49%	$1,000.00	$1,017.69	$7.58
R3	Actual	1.24%	$1,000.00	$990.07	$6.22
	Hypothetical (h)	1.24%	$1,000.00	$1,018.95	$6.31
R4	Actual	0.99%	$1,000.00	$990.72	$4.97
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R6	Actual	0.92%	$1,000.00	$991.49	$4.62
	Hypothetical (h)	0.92%	$1,000.00	$1,020.57	$4.69
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 54.5%
Aerospace & Defense – 2.5%
Safran S.A.	3,944	$492,855
Thales S.A.	3,433	438,863
		$931,718
Alcoholic Beverages – 1.5%
Heineken Holding N.V.	7,011	$540,730
Automotive – 1.4%
Knorr-Bremse AG	9,406	$513,904
Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	1,365	$462,871
Computer Software – 10.0%
Adobe Systems, Inc. (a)	1,435	$482,921
Check Point Software Technologies Ltd. (a)	5,719	721,509
Microsoft Corp.	2,411	578,206
Oracle Corp.	8,593	702,392
Oracle Corp. Japan	8,200	533,525
Sage Group PLC	74,182	668,671
		$3,687,224
Computer Software - Systems – 2.9%
Amadeus IT Group S.A. (a)	8,449	$435,716
Samsung Electronics Co. Ltd.	14,268	629,191
		$1,064,907
Construction – 0.9%
Barratt Developments PLC	68,168	$327,010
Consumer Products – 2.3%
Kao Corp.	9,500	$380,391
Kose Corp.	4,200	456,280
		$836,671
Consumer Services – 1.5%
Booking Holdings, Inc. (a)	277	$558,233
Electrical Equipment – 1.8%
Legrand S.A.	8,265	$665,477
Electronics – 1.3%
Kyocera Corp.	9,300	$464,291

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.0%
Danone S.A.	4,917	$259,117
Nestle S.A.	4,142	478,341
		$737,458
Forest & Paper Products – 2.4%
Rayonier, Inc., REIT	14,327	$472,218
Weyerhaeuser Co., REIT	13,495	418,345
		$890,563
Insurance – 0.9%
Swiss Re Ltd.	3,542	$332,274
Internet – 4.3%
Alphabet, Inc., “A” (a)	13,185	$1,163,313
Scout24 AG	8,535	428,766
		$1,592,079
Leisure & Toys – 1.4%
Nintendo Co. Ltd.	12,000	$502,507
Other Banks & Diversified Financials – 1.2%
S&P Global, Inc.	1,336	$447,480
Printing & Publishing – 1.6%
Wolters Kluwer N.V.	5,437	$568,967
Real Estate – 5.3%
LEG Immobilien SE	18,924	$1,232,853
Vonovia SE, REIT	30,374	715,955
		$1,948,808
Specialty Chemicals – 1.2%
Nitto Denko Corp.	7,700	$442,939
Telecommunications - Wireless – 1.8%
KDDI Corp.	21,900	$661,908
Telephone Services – 1.8%
Altice USA, Inc., “A” (a)	16,477	$75,794
Hellenic Telecommunications Organization S.A.	14,198	221,743
Infrastrutture Wireless Italiane S.p.A.	36,915	372,000
		$669,537
Trucking – 1.1%
Yamato Holdings Co. Ltd.	26,300	$418,227

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.1%
Iberdrola S.A.	65,531	$766,714
Total Common Stocks (Identified Cost, $21,992,635)		$20,032,497
Bonds – 38.1%
Broadcasting – 0.7%
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	$295,000	$254,098
Building – 1.2%
Interface, Inc., 5.5%, 12/01/2028 (n)	$113,000	$93,303
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	160,000	142,075
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	277,000	208,444
		$443,822
Computer Software – 0.4%
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	$165,000	$140,308
Computer Software - Systems – 0.6%
Fair Isaac Corp., 4%, 6/15/2028 (n)	$236,000	$214,171
Consumer Products – 0.5%
Coty, Inc., 6.5%, 4/15/2026 (n)	$198,000	$190,080
Consumer Services – 1.6%
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	$267,000	$214,267
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	80,000	73,600
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	260,000	231,780
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	85,000	64,293
		$583,940
Electronics – 0.5%
Sensata Technologies B.V., 5%, 10/01/2025 (n)	$100,000	$97,661
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	103,000	84,732
		$182,393
Financial Institutions – 0.7%
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	$180,294	$149,329
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	108,806	92,485
		$241,814
Insurance - Property & Casualty – 0.8%
Hub International Ltd., 7%, 5/01/2026 (n)	$284,000	$278,033
Medical & Health Technology & Services – 0.5%
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)	$234,000	$202,410

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.6%
Teleflex, Inc., 4.625%, 11/15/2027		$235,000	$223,976
Metals & Mining – 0.1%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$44,000	$34,339
Midstream – 0.5%
Peru LNG, 5.375%, 3/22/2030		$200,000	$167,002
Mortgage-Backed – 3.1%
Fannie Mae, UMBS, 4.5%, 9/01/2052		$49,457	$47,607
Fannie Mae, UMBS, 6%, 12/01/2052		75,000	76,155
Freddie Mac, UMBS, 4%, 7/01/2052		49,813	46,726
Freddie Mac, UMBS, 5%, 10/01/2052		124,657	122,933
Freddie Mac, UMBS, 5.5%, 1/01/2053		475,000	476,275
Ginnie Mae, 4.5%, 9/20/2052 - 10/20/2052		248,864	241,457
Ginnie Mae, 5%, 11/20/2052		49,915	49,472
Ginnie Mae, TBA, 5.5%, 1/23/2053		75,000	75,419
			$1,136,044
Specialty Chemicals – 0.1%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$28,000	$26,554
Telecommunications - Wireless – 0.8%
SBA Communications Corp., 3.875%, 2/15/2027		$155,000	$140,045
SBA Communications Corp., 3.125%, 2/01/2029		200,000	166,298
			$306,343
Transportation - Services – 0.6%
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	265,000	$236,013
U.S. Treasury Obligations – 24.2%
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		$369,892	$370,189
U.S. Treasury Notes, 0.5%, 3/15/2023		1,350,000	1,339,716
U.S. Treasury Notes, 1.375%, 6/30/2023		1,355,000	1,333,669
U.S. Treasury Notes, 1.375%, 9/30/2023 (f)		1,370,000	1,336,606
U.S. Treasury Notes, 2.625%, 12/31/2023		1,350,000	1,322,276
U.S. Treasury Notes, 2.25%, 3/31/2024		1,310,000	1,271,007
U.S. Treasury Notes, TIPS, 0.5%, 4/15/2024		1,181,415	1,148,847
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2027		849,525	791,673
			$8,913,983

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 0.6%
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	$145,000	$133,827
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	125,000	103,781
		$237,608
Total Bonds (Identified Cost, $14,663,703)		$14,012,931
Exchange-Traded Funds – 1.6%
Equity ETFs – 1.6%
VanEck Gold Miners UCITS ETF (a)	6,319	$199,902
VanEck Junior Gold Miners UCITS ETF (a)	12,688	397,832
Investment Companies (h) – 4.8%
Money Market Funds – 4.8%
MFS Institutional Money Market Portfolio, 4.02% (v) (Identified Cost, $1,762,940)	1,763,037	$1,763,566

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 1.7%
Computer Software - Systems – 0.6%
Apple, Inc. – September 2023 @ $145	Put	Goldman Sachs International	$ 1,247,328	96	$211,680
Internet – 0.0%
Tencent Holdings Ltd. – September 2023 @ HKD 495.01	Call	Goldman Sachs International	$ 424,756	97	$11,165
Market Index Securities – 1.1%
Russell 2000 Index – March 2023 @ $1,600	Put	Goldman Sachs International	$ 880,623	5	$13,500
Russell 2000 Index – March 2023 @ $1,700	Put	Goldman Sachs International	880,623	5	27,020
Russell 2000 Index – June 2023 @ $1,700	Put	Goldman Sachs International	880,623	5	43,545
Russell 2000 Index – December 2023 @ $1,650	Put	Goldman Sachs International	880,623	5	63,000
Russell 2000 Index – June 2024 @ $1,400	Put	Goldman Sachs International	880,623	5	37,500
Russell 2000 Index – June 2024 @ $1,500	Put	Goldman Sachs International	704,498	4	38,400
S&P 500 Index – March 2023 @ $3,650	Put	Goldman Sachs International	767,900	2	15,860

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Market Index Securities – continued
S&P 500 Index – June 2023 @ $3,600	Put	Goldman Sachs International	$ 1,151,850	3	$42,057
S&P 500 Index – June 2023 @ $3,750	Put	Goldman Sachs International	767,900	2	35,440
S&P 500 Index – June 2023 @ $3,850	Put	Goldman Sachs International	767,900	2	46,034
S&P 500 Index – December 2023 @ $3,200	Put	Goldman Sachs International	767,900	2	23,392
S&P 500 Index – December 2023 @ $3,300	Put	Goldman Sachs International	767,900	2	27,520
					$413,268
Total Purchased Options (Premiums Paid, $734,591)					$636,113

Written Options (see table below) – (0.1)%
(Premiums Received, $32,346)	$(41,280)

Other Assets, Less Liabilities – (0.6)%	(232,142)
Net Assets – 100.0%	$36,769,419

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,763,566 and $35,279,275, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,029,570, representing 8.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
HKD	Hong Kong Dollar
Derivative Contracts at 12/31/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Computer Software - Systems
Apple, Inc.	Put	Goldman Sachs International	96	$1,247,328	$100.00	September – 2023	$(41,280)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	246,894	EUR	250,722	HSBC Bank	1/20/2023	$(21,802)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
MSCI EAFE Index	Short	USD	5	$487,350	March – 2023	$10,669
S&P 500 E-Mini Index	Short	USD	5	965,250	March – 2023	34,162
						$44,831
At December 31, 2022, the fund had liquid securities with an aggregate value of $78,050 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 12/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $38,167,452)	$35,279,275
Investments in affiliated issuers, at value (identified cost, $1,762,940)	1,763,566
Receivables for
Net daily variation margin on open futures contracts	7,708
Fund shares sold	2,892
Interest and dividends	146,890
Receivable from investment adviser	18,438
Other assets	39,452
Total assets	$37,258,221
Liabilities
Payable to custodian	$2,138
Payables for
Forward foreign currency exchange contracts	21,802
Investments purchased	12,679
TBA purchase commitments	75,879
Fund shares reacquired	277,921
Written options (premiums received, $32,346)	41,280
Payable to affiliates
Administrative services fee	144
Shareholder servicing costs	7,070
Distribution and service fees	721
Payable for independent Trustees' compensation	6
Accrued expenses and other liabilities	49,162
Total liabilities	$488,802
Net assets	$36,769,419
Net assets consist of
Paid-in capital	$40,766,404
Total distributable earnings (loss)	(3,996,985)
Net assets	$36,769,419
Shares of beneficial interest outstanding	3,640,944

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$9,055,167	895,303	$10.11
Class B	83,395	8,286	10.06
Class C	6,157,515	615,434	10.01
Class I	11,022,191	1,089,433	10.12
Class R1	233,338	23,190	10.06
Class R2	53,488	5,285	10.12
Class R3	54,156	5,350	10.12
Class R4	54,830	5,416	10.12
Class R6	10,055,339	993,247	10.12

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.73 [100 / 94.25 x $10.11]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 12/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$217,261
Dividends	100,921
Dividends from affiliated issuers	29,398
Non-cash dividends	23,628
Income on securities loaned	33
Other	8
Foreign taxes withheld	(7,123)
Total investment income	$364,126
Expenses
Management fee	$159,165
Distribution and service fees	48,490
Shareholder servicing costs	16,865
Administrative services fee	8,823
Independent Trustees' compensation	1,513
Custodian fee	10,347
Shareholder communications	5,822
Audit and tax fees	29,928
Legal fees	108
Registration fees	67,767
Miscellaneous	16,156
Total expenses	$364,984
Reduction of expenses by investment adviser	(122,753)
Net expenses	$242,231
Net investment income (loss)	$121,895

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(379,128)
Affiliated issuers	(82)
Futures contracts	23,879
Forward foreign currency exchange contracts	26,977
Foreign currency	3,172
Net realized gain (loss)	$(325,182)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(329,907)
Affiliated issuers	778
Written options	(8,934)
Futures contracts	30,695
Forward foreign currency exchange contracts	(33,931)
Translation of assets and liabilities in foreign currencies	925
Net unrealized gain (loss)	$(340,374)
Net realized and unrealized gain (loss)	$(665,556)
Change in net assets from operations	$(543,661)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	12/31/22 (unaudited)	6/30/22
Change in net assets
From operations
Net investment income (loss)	$121,895	$135,052
Net realized gain (loss)	(325,182)	51,483
Net unrealized gain (loss)	(340,374)	(6,930,020)
Change in net assets from operations	$(543,661)	$(6,743,485)
Total distributions to shareholders	$(425,103)	$(1,216,364)
Change in net assets from fund share transactions	$(4,352,458)	$(6,332,978)
Total change in net assets	$(5,321,222)	$(14,292,827)
Net assets
At beginning of period	42,090,641	56,383,468
At end of period	$36,769,419	$42,090,641
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	12/31/22 (unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$10.33	$12.06	$11.32	$10.60	$10.07	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$0.07	$0.07	$0.12	$0.08
Net realized and unrealized gain (loss)	(0.14)	(1.51)	0.83	0.77	0.54	(0.01)
Total from investment operations	$(0.11)	$(1.48)	$0.90	$0.84	$0.66	$0.07
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.07)	$(0.06)	$(0.11)	$(0.13)	$—
From net realized gain	—	(0.18)	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.11)	$(0.25)	$(0.16)	$(0.12)	$(0.13)	$—
Net asset value, end of period (x)	$10.11	$10.33	$12.06	$11.32	$10.60	$10.07
Total return (%) (r)(s)(t)(x)	(1.08)(n)	(12.58)	7.99	8.01	6.63	0.70(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86(a)	1.69	1.74	2.35	2.74	2.66(a)
Expenses after expense reductions (f)	1.24(a)	1.24	1.24	1.24	1.21	1.21(a)
Net investment income (loss)	0.58(a)(l)	0.23	0.56	0.61	1.16	1.83(a)
Portfolio turnover	33(n)	52	32	46	51	6(n)
Net assets at end of period (000 omitted)	$9,055	$11,779	$16,738	$7,992	$3,485	$2,845
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	12/31/22 (unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$10.24	$11.99	$11.28	$10.56	$10.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.06)	$(0.04)	$(0.02)	$0.05	$0.04
Net realized and unrealized gain (loss)	(0.13)	(1.51)	0.85	0.78	0.53	(0.01)
Total from investment operations	$(0.14)	$(1.57)	$0.81	$0.76	$0.58	$0.03
Less distributions declared to shareholders
From net investment income	$(0.04)	$—	$—	$(0.03)	$(0.05)	$—
From net realized gain	—	(0.18)	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.04)	$(0.18)	$(0.10)	$(0.04)	$(0.05)	$—
Net asset value, end of period (x)	$10.06	$10.24	$11.99	$11.28	$10.56	$10.03
Total return (%) (r)(s)(t)(x)	(1.39)(n)	(13.31)	7.19	7.25	5.84	0.30(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.61(a)	2.44	2.50	3.11	3.50	3.50(a)
Expenses after expense reductions (f)	1.99(a)	1.99	1.99	1.99	1.96	1.96(a)
Net investment income (loss)	(0.16)(a)(l)	(0.49)	(0.33)	(0.16)	0.46	0.80(a)
Portfolio turnover	33(n)	52	32	46	51	6(n)
Net assets at end of period (000 omitted)	$83	$87	$100	$94	$65	$51
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	12/31/22 (unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$10.17	$11.90	$11.20	$10.52	$10.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.06)	$(0.02)	$(0.01)	$0.05	$0.05
Net realized and unrealized gain (loss)	(0.13)	(1.49)	0.82	0.77	0.53	(0.02)
Total from investment operations	$(0.14)	$(1.55)	$0.80	$0.76	$0.58	$0.03
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$(0.00)(w)	$(0.07)	$(0.09)	$—
From net realized gain	—	(0.18)	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.02)	$(0.18)	$(0.10)	$(0.08)	$(0.09)	$—
Net asset value, end of period (x)	$10.01	$10.17	$11.90	$11.20	$10.52	$10.03
Total return (%) (r)(s)(t)(x)	(1.34)(n)	(13.25)	7.17	7.29	5.83	0.30(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.61(a)	2.44	2.49	3.08	3.49	3.17(a)
Expenses after expense reductions (f)	1.99(a)	1.99	1.99	1.99	1.96	1.96(a)
Net investment income (loss)	(0.16)(a)(l)	(0.51)	(0.18)	(0.12)	0.46	1.05(a)
Portfolio turnover	33(n)	52	32	46	51	6(n)
Net assets at end of period (000 omitted)	$6,158	$7,200	$8,893	$4,624	$1,311	$734
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	12/31/22 (unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$10.35	$12.09	$11.34	$10.61	$10.08	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.09	$0.09	$0.14	$0.10
Net realized and unrealized gain (loss)	(0.13)	(1.51)	0.84	0.79	0.53	(0.02)
Total from investment operations	$(0.09)	$(1.46)	$0.93	$0.88	$0.67	$0.08
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.10)	$(0.08)	$(0.14)	$(0.14)	$—
From net realized gain	—	(0.18)	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.14)	$(0.28)	$(0.18)	$(0.15)	$(0.14)	$—
Net asset value, end of period (x)	$10.12	$10.35	$12.09	$11.34	$10.61	$10.08
Total return (%) (r)(s)(t)(x)	(0.85)(n)	(12.41)	8.24	8.33	6.81	0.80(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.43	1.48	2.08	2.49	2.40(a)
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.96	0.96(a)
Net investment income (loss)	0.84(a)(l)	0.42	0.76	0.87	1.41	2.31(a)
Portfolio turnover	33(n)	52	32	46	51	6(n)
Net assets at end of period (000 omitted)	$11,022	$12,499	$18,654	$5,093	$1,870	$1,227
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	12/31/22 (unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$10.24	$11.99	$11.29	$10.56	$10.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.05)	$(0.01)	$(0.02)	$0.04	$0.04
Net realized and unrealized gain (loss)	(0.13)	(1.52)	0.81	0.79	0.54	(0.01)
Total from investment operations	$(0.14)	$(1.57)	$0.80	$0.77	$0.58	$0.03
Less distributions declared to shareholders
From net investment income	$(0.04)	$—	$—	$(0.03)	$(0.05)	$—
From net realized gain	—	(0.18)	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.04)	$(0.18)	$(0.10)	$(0.04)	$(0.05)	$—
Net asset value, end of period (x)	$10.06	$10.24	$11.99	$11.29	$10.56	$10.03
Total return (%) (r)(s)(t)(x)	(1.34)(n)	(13.32)	7.10	7.32	5.81	0.30(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.61(a)	2.44	2.49	3.10	3.49	3.50(a)
Expenses after expense reductions (f)	1.99(a)	1.99	1.99	1.99	1.96	1.96(a)
Net investment income (loss)	(0.15)(a)(l)	(0.47)	(0.05)	(0.15)	0.39	0.79(a)
Portfolio turnover	33(n)	52	32	46	51	6(n)
Net assets at end of period (000 omitted)	$233	$223	$240	$57	$53	$50
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	12/31/22 (unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$10.33	$12.06	$11.32	$10.59	$10.06	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.00(w)	$0.03	$0.04	$0.09	$0.06
Net realized and unrealized gain (loss)	(0.14)	(1.51)	0.83	0.78	0.54	0.00(w)
Total from investment operations	$(0.12)	$(1.51)	$0.86	$0.82	$0.63	$0.06
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.04)	$(0.02)	$(0.08)	$(0.10)	$—
From net realized gain	—	(0.18)	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.09)	$(0.22)	$(0.12)	$(0.09)	$(0.10)	$—
Net asset value, end of period (x)	$10.12	$10.33	$12.06	$11.32	$10.59	$10.06
Total return (%) (r)(s)(t)(x)	(1.15)(n)	(12.80)	7.62	7.82	6.31	0.60(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11(a)	1.94	2.01	2.60	2.99	3.00(a)
Expenses after expense reductions (f)	1.49(a)	1.49	1.49	1.49	1.46	1.46(a)
Net investment income (loss)	0.34(a)(l)	0.01	0.27	0.35	0.90	1.29(a)
Portfolio turnover	33(n)	52	32	46	51	6(n)
Net assets at end of period (000 omitted)	$53	$54	$62	$58	$53	$50
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	12/31/22 (unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$10.34	$12.08	$11.33	$10.60	$10.07	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$0.06	$0.07	$0.12	$0.07
Net realized and unrealized gain (loss)	(0.13)	(1.52)	0.84	0.78	0.53	0.00(w)
Total from investment operations	$(0.10)	$(1.49)	$0.90	$0.85	$0.65	$0.07
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.07)	$(0.05)	$(0.11)	$(0.12)	$—
From net realized gain	—	(0.18)	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.12)	$(0.25)	$(0.15)	$(0.12)	$(0.12)	$—
Net asset value, end of period (x)	$10.12	$10.34	$12.08	$11.33	$10.60	$10.07
Total return (%) (r)(s)(t)(x)	(0.99)(n)	(12.65)	7.96	8.07	6.56	0.70(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86(a)	1.69	1.76	2.35	2.74	2.76(a)
Expenses after expense reductions (f)	1.24(a)	1.24	1.24	1.24	1.21	1.21(a)
Net investment income (loss)	0.59(a)(l)	0.26	0.51	0.60	1.15	1.55(a)
Portfolio turnover	33(n)	52	32	46	51	6(n)
Net assets at end of period (000 omitted)	$54	$55	$63	$58	$54	$50
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	12/31/22 (unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$10.36	$12.10	$11.34	$10.61	$10.08	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.06	$0.09	$0.09	$0.14	$0.08
Net realized and unrealized gain (loss)	(0.14)	(1.52)	0.85	0.79	0.53	0.00(w)
Total from investment operations	$(0.10)	$(1.46)	$0.94	$0.88	$0.67	$0.08
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.10)	$(0.08)	$(0.14)	$(0.14)	$—
From net realized gain	—	(0.18)	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.14)	$(0.28)	$(0.18)	$(0.15)	$(0.14)	$—
Net asset value, end of period (x)	$10.12	$10.36	$12.10	$11.34	$10.61	$10.08
Total return (%) (r)(s)(t)(x)	(0.93)(n)	(12.40)	8.31	8.33	6.81	0.80(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.44	1.51	2.10	2.49	2.51(a)
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.96	0.96(a)
Net investment income (loss)	0.84(a)(l)	0.51	0.77	0.86	1.40	1.79(a)
Portfolio turnover	33(n)	52	32	46	51	6(n)
Net assets at end of period (000 omitted)	$55	$55	$63	$58	$54	$50
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	12/31/22 (unaudited)	6/30/22	6/30/21	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$10.36	$12.10	$11.35	$10.62	$10.08	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.10	$0.10	$0.14	$0.08
Net realized and unrealized gain (loss)	(0.14)	(1.53)	0.83	0.78	0.55	0.00(w)
Total from investment operations	$(0.09)	$(1.46)	$0.93	$0.88	$0.69	$0.08
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.10)	$(0.08)	$(0.14)	$(0.15)	$—
From net realized gain	—	(0.18)	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.15)	$(0.28)	$(0.18)	$(0.15)	$(0.15)	$—
Net asset value, end of period (x)	$10.12	$10.36	$12.10	$11.35	$10.62	$10.08
Total return (%) (r)(s)(t)(x)	(0.85)(n)	(12.35)	8.26	8.33	6.92	0.80(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54(a)	1.37	1.45	2.07	2.48	2.50(a)
Expenses after expense reductions (f)	0.92(a)	0.92	0.93	0.95	0.95	0.95(a)
Net investment income (loss)	0.90(a)(l)	0.58	0.83	0.89	1.41	1.80(a)
Portfolio turnover	33(n)	52	32	46	51	6(n)
Net assets at end of period (000 omitted)	$10,055	$10,140	$11,569	$10,682	$9,857	$9,222

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, January 18, 2018, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Prudent Investor Fund (the fund) is a diversified series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of

Notes to Financial Statements (unaudited) - continued
the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,361,773	$624,948	$—	$5,986,721
Japan	1,262,909	2,597,159	—	3,860,068
Germany	2,891,478	—	—	2,891,478
France	259,117	1,597,195	—	1,856,312
United Kingdom	1,593,415	—	—	1,593,415
Spain	766,714	435,716	—	1,202,430
Netherlands	1,109,697	—	—	1,109,697
Switzerland	—	810,615	—	810,615
Israel	721,509	—	—	721,509
Other Countries	593,743	640,356	—	1,234,099
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	8,913,983	—	8,913,983
U.S. Corporate Bonds	—	3,318,075	—	3,318,075
Residential Mortgage-Backed Securities	—	1,136,044	—	1,136,044
Foreign Bonds	—	644,829	—	644,829
Mutual Funds	1,763,566	—	—	1,763,566
Total	$16,323,921	$20,718,920	$—	$37,042,841
Other Financial Instruments
Futures Contracts – Assets	$44,831	$—	$—	$44,831
Forward Foreign Currency Exchange Contracts – Liabilities	—	(21,802)	—	(21,802)
Written Options - Liabilities	—	(41,280)	—	(41,280)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Option Contracts	$—	$(41,280)
Equity	Purchased Option Contracts	636,113	—
Equity	Futures Contracts	44,831	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	—	(21,802)
Total		$680,944	$(63,082)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$—	$26,977	$—
Equity	23,879	—	(192,203)
Total	$23,879	$26,977	$(192,203)

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended December 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Foreign Exchange	$—	$(33,931)	$—	$—
Equity	30,695	—	(199,912)	(8,934)
Total	$30,695	$(33,931)	$(199,912)	$(8,934)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written

Notes to Financial Statements (unaudited) - continued
option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options,

Notes to Financial Statements (unaudited) - continued
this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master

Notes to Financial Statements (unaudited) - continued
Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Notes to Financial Statements (unaudited) - continued
Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended December 31, 2022, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 6/30/22
Ordinary income (including any short-term capital gains)	$408,811
Long-term capital gains	807,553
Total distributions	$1,216,364
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/22
Cost of investments	$40,335,733
Gross appreciation	1,246,727
Gross depreciation	(4,539,619)
Net unrealized appreciation (depreciation)	$(3,292,892)
As of 6/30/22
Undistributed ordinary income	261,129
Post-October capital loss deferral	(299,829)
Other temporary differences	(856)
Net unrealized appreciation (depreciation)	(2,988,665)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 12/31/22	Year ended 6/30/22
Class A	$99,764	$316,149
Class B	316	1,466
Class C	14,767	137,983
Class I	157,763	485,200
Class R1	964	3,562
Class R2	479	1,096
Class R3	625	1,258
Class R4	773	1,424
Class R6	149,652	268,226
Total	$425,103	$1,216,364
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until October 31, 2023. For the six months ended December 31, 2022, this management fee reduction amounted to $2,730, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2022 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2023. For the six months ended December 31, 2022, this reduction amounted to $120,023, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $393 for the six months ended December 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 13,253
Class B	0.75%	0.25%	1.00%	1.00%	424
Class C	0.75%	0.25%	1.00%	1.00%	33,508
Class R1	0.75%	0.25%	1.00%	1.00%	1,103
Class R2	0.25%	0.25%	0.50%	0.50%	134
Class R3	—	0.25%	0.25%	0.25%	68
Total Distribution and Service Fees					$48,490
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended December 31, 2022.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended December 31, 2022, were as follows:
Amount
Class A	$8,140
Class B	—
Class C	1,915

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended December 31, 2022, the fee was $1,233, which equated to 0.0062% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended December 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $15,632.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2022 was equivalent to an annual effective rate of 0.0444% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 77 shares of Class I for an aggregate amount of $816.
At December 31, 2022, MFS held approximately 63% of the outstanding shares of Class B and 100% of the outstanding shares of Class R2, Class R3, Class R4, and Class R6.
(4) Portfolio Securities
For the six months ended December 31, 2022, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$8,818,558	$10,899,757
Non-U.S. Government securities	3,066,825	4,092,578

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 12/31/22		Year ended 6/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	36,345	$366,927	328,306	$3,881,834
Class B	—	—	444	5,000
Class C	2,150	21,195	187,706	2,203,007
Class I	101,873	1,050,500	605,775	7,257,787
Class R1	3,402	34,503	3,967	45,636
	143,770	$1,473,125	1,126,198	$13,393,264
Shares issued to shareholders in reinvestment of distributions
Class A	9,800	$99,764	26,792	$316,149
Class B	31	316	125	1,466
Class C	1,465	14,767	11,824	137,983
Class I	15,498	157,763	41,084	485,200
Class R1	95	964	303	3,562
Class R2	47	479	93	1,096
Class R3	61	625	107	1,258
Class R4	76	773	120	1,424
Class R6	14,686	149,652	22,692	268,226
	41,759	$425,103	103,140	$1,216,364
Shares reacquired
Class A	(291,643)	$(2,910,488)	(602,024)	$(7,028,652)
Class B	(206)	(2,064)	(466)	(5,416)
Class C	(96,277)	(948,783)	(238,569)	(2,753,643)
Class I	(235,613)	(2,368,128)	(981,872)	(11,125,911)
Class R1	(2,054)	(21,223)	(2,574)	(28,984)
	(625,793)	$(6,250,686)	(1,825,505)	$(20,942,606)

Notes to Financial Statements (unaudited) - continued
	Six months ended 12/31/22		Year ended 6/30/22
	Shares	Amount	Shares	Amount
Net change
Class A	(245,498)	$(2,443,797)	(246,926)	$(2,830,669)
Class B	(175)	(1,748)	103	1,050
Class C	(92,662)	(912,821)	(39,039)	(412,653)
Class I	(118,242)	(1,159,865)	(335,013)	(3,382,924)
Class R1	1,443	14,244	1,696	20,214
Class R2	47	479	93	1,096
Class R3	61	625	107	1,258
Class R4	76	773	120	1,424
Class R6	14,686	149,652	22,692	268,226
	(440,264)	$(4,352,458)	(596,167)	$(6,332,978)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended December 31, 2022, the fund’s commitment fee and interest expense were $112 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,529,336	$9,587,269	$10,353,735	$(82)	$778	$1,763,566

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$29,398	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Board Review of Investment Advisory Agreement
MFS Prudent Investor Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for each of the three- and one-year periods (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on January 18, 2018; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’

Board Review of Investment Advisory Agreement - continued
approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: February 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: February 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: February 15, 2023

* Print name and title of each signing officer under his or her signature.